Quarterly Information (Unaudited) - Schedule of Quarterly Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
Revenue	$ 444.6	$ 403.6	$ 427.7	$ 388.5	$ 441.2	$ 398.8	$ 394.0	$ 356.3	$ 1,664.4	$ 1,590.3	$ 1,400.8
Operating expenses	283.8	258.8	280.5	255.6	297.5	262.2	264.8	236.4
Income from continuing operations	52.7	31.1	28.4	17.1	31.2	26.5	26.1	20.0	129.3	103.8	92.5
Loss (gain) from discontinued operations, net of income taxes	28.4	410.5	4.3	10.1	9.8	9.8	8.3	5.7	453.3	33.6	26.6
Net income	$ 81.1	$ 441.6	$ 32.7	$ 27.2	$ 41.0	$ 36.3	$ 34.4	$ 25.7	$ 582.6	$ 137.4	$ 119.1
Basic earnings per share:
Income from continuing operations (in Dollars per share)	$ 1.65	$ 0.97	$ 0.89	$ 0.53	$ 0.97	$ 0.83	$ 0.81	$ 0.62	$ 4.04	$ 3.24	$ 2.89
Income from discontinued operations (in Dollars per share)	0.89	12.82	0.13	0.32	0.31	0.3	0.26	0.18	14.17	1.05	0.83
Net income (in Dollars per share)	2.54	13.79	1.02	0.85	1.28	1.13	1.07	0.8	18.21	4.29	3.72
Diluted earnings per share:
Income from continuing operations (in Dollars per share)	1.64	0.97	0.89	0.53	0.97	0.83	0.81	0.62	4.02	3.23	2.88
Income from discontinued operations (in Dollars per share)	0.88	12.76	0.13	0.32	0.31	0.3	0.26	0.18	14.11	1.05	0.83
Net income (in Dollars per share)	$ 2.52	$ 13.73	$ 1.02	$ 0.85	$ 1.28	$ 1.13	$ 1.07	$ 0.8	$ 18.13	$ 4.28	$ 3.71